VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Separate Account VA J
File No. 811-10413, CIK 0001114804
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment company: Transamerica Series Trust, AIM Variable Insurance Funds, Columbia Funds Variable Annuity Trust I, Dreyfus Stock Index Fund, Inc, Dreyfus Variable Investment Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Fidelity Variable Insurance Products Fund . This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

On 3/9/2009 Transamerica Series Trust filed its annual report with the ommission via EDGAR (CIK: 0000778207)

On 2/26/09 AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435)

On 2/27/09 Columbia Funds Variable Insurance Trust I filed its annual report with the Commission via EDGAR (CIK: 0001049787)

On 2/18/09 Dreyfus Stock Index Fund, Inc filed its annual report with the Commission via EDGAR (CIK: 0000846800)

On 2/18/09 Dreyfus Variable Investment Fund, filed its annual report with the Commission via EDGAR (CIK: 0000813383)

On 3/9/09 MFS Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571)

Securities and Exchange Commission

On 2/25/09 Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737)

On 3/2/09, 3/6/09, 3/6/09, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company